Indebtedness (Details) $ in Thousands, $ in Millions					3 Months Ended				6 Months Ended
	Sep. 13, 2024 CAD ($)	Apr. 27, 2021 USD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Indebtedness [Line Items]
Revolving credit facility					$ 200,000				$ 200,000
Exchange amount							$ 41,700
Principal amount (in Dollars)					3,186,770				3,186,770					$ 3,096,615
Rate percentage														5.00%
Repurchased principal amount	$ 2,140,000
Open market purchases	$ 400,000
Debt issue costs					6,896		172,322		6,896		$ 172,322
Interest debt					$ 57,453		57,788		$ 113,905		117,956
Warrants equivalent									11.87%	11.87%
Issuance of the warrants					10 years				10 years				10 years
Canada [Member]
Indebtedness [Line Items]
Debt issue costs									$ 286,500
Government of Quebec [Member]
Indebtedness [Line Items]
Debt issue costs									53,500
Interest debt									9,500
U.S. TLB Facility [Member]
Indebtedness [Line Items]
Credit exposure (in Dollars)													$ 1,908.5
Term Loan B [Member]
Indebtedness [Line Items]
Principal amount							80,200	$ 58.7			80,200	$ 58.7
Exchange amount								30.5			41,700	30.5
Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Principal amount (in Dollars)				$ 550.0
Rate percentage				6.50%
Maturity term				October 2027
2027 Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Exchange amount					$ 4,500	$ 3.3	30,400	22.3	4,500	$ 3.3	30,400	22.3
Repurchased principal amount					$ 11,400	$ 8.2	100,400	73.8	$ 11,400	$ 8.2	100,400	73.8
Senior Secured Notes [Member]
Indebtedness [Line Items]
Principal amount (in Dollars)		$ 500.0	$ 400.0
Rate percentage		5.625%	4.875%
Maturity term		December 2026	June 2027
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Exchange amount							8,000	5.9			8,000	5.9
Repurchased principal amount							16,400	12.0			16,400	12.0
2027 Senior Secured Notes [Member]
Indebtedness [Line Items]
Exchange amount							48,400	35.1			48,400	35.1
Repurchased principal amount							$ 103,300	$ 75.0			$ 103,300	$ 75.0
Canada [Member]
Indebtedness [Line Items]
Issuance of acquire percentage									10.00%	10.00%
Government of Quebec [Member]
Indebtedness [Line Items]
Issuance of acquire percentage									1.87%	1.87%